1933 Act

Rule 497(j)

VIA EDGAR

October 16, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
Registration Statements on Form N-4

Registrant	1933 Act No.	1940 Act No.
Hartford Life Insurance Co Separate Account Seven	333-104356	811-04972
Hartford Life Insurance Co Separate Account Seven	333-105254	811-04972
Hartford Life Insurance Co Separate Account Seven	333-105270	811-04972
Hartford Life Insurance Co Separate Account Seven	333-40414	811-04972
Hartford Life Insurance Co Separate Account Seven	333-70153	811-04972
Hartford Life Insurance Co Separate Account Seven	333-68463	811-04972
Hartford Life Insurance Co Separate Account Seven	333-91927	811-04972
Hartford Life Insurance Co Separate Account Seven	333-69475	811-04732
Hartford Life & Annuity Insurance Co Separate Account Seven	333-104357	811-09295
Hartford Life & Annuity Insurance Co Separate Account Seven	333-105256	811-09295
Hartford Life & Annuity Insurance Co Separate Account Seven	333-105272	811-09295
Hartford Life & Annuity Insurance Co Separate Account Seven	333-91921	811-09295
Hartford Life & Annuity Insurance Co Separate Account Seven	333-40410	811-09295
Hartford Life & Annuity Insurance Co Separate Account Seven	333-76419	811-09295
Hartford Life & Annuity Insurance Co Separate Account Seven	333-76425	811-09295
Hartford Life & Annuity Insurance Co Separate Account Seven	333-76423	811-09295

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statements of Additional Information do not differ from that contained in the Registrant’s most recent registration statement amendments filed electronically pursuant to Rule 485(b).

Please direct any questions regarding this filing to the undersigned at 860/843-8063.

Very truly yours,

/s/ Kathleen M. Brautt

Kathleen M. Brautt

Paralegal